Acquired Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 4,234	$ 3,744	$ 2,696
Impairment of intangible assets	$ 0	$ 0	2,910
Software license
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets			$ 2,910